Schedule of Long-term Loans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Loan from Bank of Beijing
Debt Instrument [Line Items]
Debt instrument, interest rate	6.46%
Debt instrument, maturity date	Aug. 15, 2022
Loan from Bank of China
Debt Instrument [Line Items]
Debt instrument, interest rate	6.272%
Debt instrument, maturity date	Nov. 07, 2028
Loan from Shenzhen Rural Commercial Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	6.15%
Debt instrument, maturity date	Dec. 20, 2024
Loan from China Everbright Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	5.22%
Debt instrument, maturity date	Oct. 20, 2020
Loan from Industrial Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	6.175%
Debt instrument, maturity date	Oct. 20, 2022